Stock Options and Warrants - Series A and B Warrant Exercises - Additional Information (Detail) (USD $)	0 Months Ended					1 Months Ended		9 Months Ended		12 Months Ended					0 Months Ended				3 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Jun. 26, 2014	May 29, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2013	Jul. 31, 2013	Jan. 22, 2013	Oct. 24, 2013 Series B Warrants [Member]	Oct. 24, 2013 Series B Warrants [Member]	Jul. 24, 2013 Series B Warrants [Member]	Jul. 19, 2013 Series B Warrants [Member]	Dec. 31, 2013 Series B Warrants [Member]	Sep. 30, 2013 Series B Warrants [Member]	Dec. 31, 2013 Series B Warrants [Member]	Jul. 24, 2013 Units [Member]	Dec. 31, 2013 Units [Member]	Dec. 31, 2013 Series A Warrants [Member]	Jul. 31, 2013 Series A Warrants [Member]	Jul. 24, 2013 Series A Warrants [Member]	Mar. 12, 2013 Co-Chairman and Chief Executive Officer [Member]	Dec. 31, 2013 Co-Chairman and Chief Executive Officer [Member] Series B Warrants [Member]	Dec. 31, 2013 Company's Chief Scientific Officer [Member] Series B Warrants [Member]	Dec. 31, 2013 Dr. Andrey Semechkin and Ruslan Semechkin [Member]	Dec. 31, 2013 Dr. Andrey Semechkin and Ruslan Semechkin [Member] Series B Warrants [Member]	May 12, 2008 Series B Preferred Stock [Member]	Dec. 31, 2013 Series B Preferred Stock [Member]	Jul. 24, 2013 Series B Preferred Stock [Member]	May 31, 2008 Series B Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants									$ 242,000	$ 2,386,000	$ 4,000				$ 1,722,000				$ 2,144,000	$ 242,000	$ 2,356,000			$ 30,000						$ 497,000	$ 497,000
Number of warrants exercised										16,954,822					12,304,822	12,304,822					16,754,822			200,000				2,754,821	667,667
Expiration date of warrants										Oct. 24, 2013							Oct. 24, 2013	Oct. 24, 2013	Oct. 24, 2013														Jul. 31, 2013
Number of units issued																						20,000,000	16,754,822									400,000
Warrants exercisable price				$ 0.20								$ 0.25	$ 0.15	$ 0.20			$ 0.15								$ 0.15	$ 0.15						$ 0.50		$ 0.15	$ 0.50
From exercises of warrants, net of commissions of $98, shares																								200,000
Proceeds from stock offering	400,000	600,000	2,377,000	1,000,000	2,025,000	550,000	500,000	3,646,000	6,289,000	6,538,000	2,084,000																100,000			497,000	497,000
Proceeds form warrants																$ 1,722,000								$ 30,000
Common stock, shares issued				5,000,000				224,274,073		151,175,053	87,388,815			10,125,000										200,000